Long-Term Debt, net - Credit Facilities (Details) $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 05, 2014 item	Oct. 22, 2014 item	Jan. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Feb. 21, 2011 USD ($) item	Jan. 24, 2011 USD ($)
Long-Term Debt, net
Number of Vessels Sold | item								5
Gross sale consideration						$ 5,178	$ 1,050	$ 50,602
Payments made to acquire vessels						37,000
Number Of Vessels Acquired | item	2
Lenders fees paid for utilizing sale proceeds						90
January 2011 Credit Facility
Long-Term Debt, net
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%						326,000
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%						$ 376,000
Arrangement fee (as a percent)				2.00%
Arrangement fee paid			$ 5,200	$ 3,300	$ 8,500
Commitment fee payable (as a percent)						0.75%
January 2011 Credit Facility | LIBOR
Long-Term Debt, net
Interest rate margin (as a percent)						1.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)						2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%						$ 276,000
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)						3.00%
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)						3.50%
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Number of Vessels Sold | item		5
Gross sale consideration								55,200
Commission paid on sale of mortgaged vessels								$ 18,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility										$ 123,800
Amount outstanding as of the balance sheet date						$ 34,600				23,750
RBS | January 2011 Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility										100,000
Amount outstanding as of the balance sheet date						42,400
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility										37,100
Club Facility | January 2011 Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility										83,900
Amount outstanding as of the balance sheet date						11,600
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility										$ 80,000
Amount outstanding as of the balance sheet date						$ 47,900
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Maximum borrowing capacity under credit facility									$ 203,400
Number of tranches which comprise the credit facility | item									3
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche									60.00%
Period of repayment of principal in semi-annual installments						10 years
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)						125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares						6
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | Maximum
Long-Term Debt, net
Amount of each tranche, which comprises the credit facility, option one									$ 67,800
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | LIBOR
Long-Term Debt, net
Interest rate margin (as a percent)						2.85%
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | January 2011 Credit Facility
Long-Term Debt, net
Amount outstanding as of the balance sheet date						$ 101,700